Additional disclosures to financial instruments (Details) € in Thousands, $ in Thousands		1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 31, 2022 EUR (€)	Oct. 31, 2022 EUR (€)	Aug. 31, 2022 EUR (€)	May 31, 2022 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Financial instruments
Financial assets							€ 2,991	€ 18,526
Financial liabilities							19,904	27,820
Repayments of borrowings							19,667	1,004	€ 863
Write down of derivative financial instrument							2,827		808
Income from revaluation of derivative financial instruments							516	752	93
Proceeds from bond fund				€ 9,900
Sparkasse Schwaben-Bodensee
Financial instruments
Repayments of borrowings		€ 3,100	€ 800
European Investment Bank
Financial instruments
Repayments of borrowings	€ 22,000	22,000
Write down of derivative financial instrument							2,827
Income from revaluation of derivative financial instruments							516
EIB-Tranche A
Financial instruments
Write down of derivative financial instrument		2,800			€ 4,700	$ 4,664	2,827
Income from revaluation of derivative financial instruments								460
EIB-Tranche B1
Financial instruments
Write down of derivative financial instrument					€ 900	$ 907
Income from revaluation of derivative financial instruments		€ 500					516	292
Level Three
Financial instruments
Financial assets, at fair value									€ 5
Total liabilities
Financial instruments
Financial liabilities							22,587	30,414
Current liabilities.
Financial instruments
Financial liabilities							3,844	17,476
Trade payables
Financial instruments
Financial liabilities							2,683	2,594
Current financial liabilities.
Financial instruments
Financial liabilities							1,161	14,882
Financial liabilities, at fair value							106	15,362
Current financial liabilities. | Level Three
Financial instruments
Financial liabilities, at fair value							106	15,362
Long term debt
Financial instruments
Financial liabilities							106	14,285
Financial liabilities, at fair value							106	15,362
Long term debt | Level Three
Financial instruments
Financial liabilities, at fair value							106	15,362
Lease liability
Financial instruments
Financial liabilities							1,055	597
Non-current liabilities.
Financial instruments
Financial liabilities							18,743	12,938
Non-current financial liabilities.
Financial instruments
Financial assets								12,938
Financial liabilities							18,743
Financial liabilities, at fair value							45	14,342
Non-current financial liabilities. | Level Two
Financial instruments
Financial assets, at fair value								516
Non-current financial liabilities. | Level Three
Financial instruments
Financial liabilities, at fair value							45	13,826
Non-current derivative liabilities financial instruments
Financial instruments
Financial assets								516
Financial assets, at fair value								516
Non-current derivative liabilities financial instruments | Level Two
Financial instruments
Financial assets, at fair value								516
Non-current long term debt
Financial instruments
Financial liabilities							48	9,793
Financial liabilities, at fair value							45	13,826
Non-current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value							45	13,826
Non-current lease liability
Financial instruments
Financial assets								2,613
Financial liabilities							18,679	16
Non Current Security Deposits
Financial instruments
Financial liabilities							16
Financial liabilities measured at amortized cost | Total liabilities
Financial instruments
Financial liabilities							2,837	26,672
Financial liabilities measured at amortized cost | Current liabilities.
Financial instruments
Financial liabilities							2,789	16,879
Financial liabilities measured at amortized cost | Trade payables
Financial instruments
Financial liabilities							2,683	2,594
Financial liabilities measured at amortized cost | Current financial liabilities.
Financial instruments
Financial liabilities							106	14,285
Financial liabilities measured at amortized cost | Long term debt
Financial instruments
Financial liabilities							106	14,285
Financial liabilities measured at amortized cost | Non-current liabilities.
Financial instruments
Financial liabilities							48	9,793
Financial liabilities measured at amortized cost | Non-current financial liabilities.
Financial instruments
Financial liabilities							48	9,793
Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities							48	9,793
Total assets
Financial instruments
Financial assets							21,275	31,660
Current assets.
Financial instruments
Financial assets							20,331	31,656
Cash and cash equivalents.
Financial instruments
Financial assets							12,119	7,027
Current financial assets.
Financial instruments
Financial assets							2,047	18,522
Financial assets, at fair value								13,525
Current financial assets. | Level One
Financial instruments
Financial assets, at fair value								10,699
Current financial assets. | Level Two
Financial instruments
Financial assets, at fair value								2,826
Bond funds
Financial instruments
Financial assets								10,699
Financial assets, at fair value								10,699
Bond funds | Level One
Financial instruments
Financial assets, at fair value								10,699
Term deposit
Financial instruments
Financial assets								2,655
Current derivative assets financial instruments
Financial instruments
Financial assets								2,826
Financial assets, at fair value								2,826
Current derivative assets financial instruments | Level Two
Financial instruments
Financial assets, at fair value								2,826
Restricted cash
Financial instruments
Financial assets							2,047	2,342
Trade receivables, net
Financial instruments
Financial assets							6,165	6,107
Equity securities
Financial instruments
Financial assets								4
Non-current assets.
Financial instruments
Financial assets							944	4
Non-current financial assets.
Financial instruments
Financial assets							944	4
Financial assets, at fair value							4	4
Non-current financial assets. | Level One
Financial instruments
Financial assets, at fair value							4	4
Noncurrent Sale-Leaseback and Equity Securities
Financial instruments
Financial assets							4
Non-current equity securities
Financial instruments
Financial assets							4	4
Financial assets, at fair value							4	4
Non-current equity securities | Level One
Financial instruments
Financial assets, at fair value							4	4
Non-current restricted cash
Financial instruments
Financial assets							940
FVTPL - Assets | Total liabilities
Financial instruments
Financial liabilities								516
FVTPL - Assets | Non-current liabilities.
Financial instruments
Financial assets								516
FVTPL - Assets | Non-current financial liabilities.
Financial instruments
Financial assets								516
FVTPL - Assets | Non-current derivative liabilities financial instruments
Financial instruments
Financial assets								516
FVTPL - Assets | Total assets
Financial instruments
Financial assets								13,525
FVTPL - Assets | Current assets.
Financial instruments
Financial assets								13,525
FVTPL - Assets | Current financial assets.
Financial instruments
Financial assets								13,525
FVTPL - Assets | Bond funds
Financial instruments
Financial assets								10,699
FVTPL - Assets | Current derivative assets financial instruments
Financial instruments
Financial assets								2,826
FVOCI - Assets | Total assets
Financial instruments
Financial assets							4	4
FVOCI - Assets | Non-current assets.
Financial instruments
Financial assets							4	4
FVOCI - Assets | Non-current financial assets.
Financial instruments
Financial assets							4	4
FVOCI - Assets | Non-current equity securities
Financial instruments
Financial assets							4	4
Assets at amortized cost | Total assets
Financial instruments
Financial assets							21,271	18,131
Assets at amortized cost | Current assets.
Financial instruments
Financial assets							20,331	18,131
Assets at amortized cost | Cash and cash equivalents.
Financial instruments
Financial assets							12,119	7,027
Assets at amortized cost | Current financial assets.
Financial instruments
Financial assets							2,047	4,997
Assets at amortized cost | Term deposit
Financial instruments
Financial assets								2,655
Assets at amortized cost | Restricted cash
Financial instruments
Financial assets							2,047	2,342
Assets at amortized cost | Trade receivables, net
Financial instruments
Financial assets							6,165	€ 6,107
Assets at amortized cost | Non-current assets.
Financial instruments
Financial assets							940
Assets at amortized cost | Non-current financial assets.
Financial instruments
Financial assets							940
Assets at amortized cost | Non-current restricted cash
Financial instruments
Financial assets							940
Fair value | Non-current restricted cash
Financial instruments
Financial assets							€ 900